Property and Equipment - Schedule of Property and Equipment (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Computer Equipment		$ 4,000	$ 4,000
Accumulated depreciation		(3,000)	(1,000)
Property and equipment, net	$ 1,000	$ 1,000	$ 3,000